VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts of the major assets and liabilities of consolidated VIEs, excluding immaterial line items and intercompany balances

	December 31,	December 31,
	2023	2024
Cash	$10,478	$79,220
Project assets	109,144	150,919
Property, plant and equipment, net	—	314,319
Solar power and battery energy storage systems, net	—	718,585
Other assets	40,340	90,139
Total assets	$159,962	$1,353,182

Short-term borrowings	$73,131	$85,531
Long-term borrowings	16,956	495,477
Other liabilities	27,376	241,793
Total liabilities	$117,463	$822,801

Redeemable non-controlling interests	$—	$62,650